Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment

8. Property, Plant and Equipment

DECEMBER 31	2014	2013	Estimated life
Land and land improvements	$106.0	$114.8	n/a to 15
Machinery and equipment	3,160.0	3,199.2	3-8
Buildings	813.2	801.1	20-40
Construction in progress	263.2	253.2	n/a
Property, plant and equipment	$4,342.4	$4,368.3
Less accumulated depreciation	(2,952.2)	(3,032.1)
Net of depreciation	$1,390.2	$1,336.2

DEPRECIATION INCLUDED IN	2014	2013	2012
Cost of sales	$258.7	$237.2	$225.4
Selling, general and administrative expenses	8.0	8.2	8.2
Research, development and engineering expenses	22.7	20.2	19.4

Total	$289.4	$265.6	$253.0

No significant fixed asset impairments were recognized during 2014, 2013 or 2012.

The net book value of machinery and equipment under capital lease contracts recorded as of December 31, 2014 and 2013 amounted to $0.3 million and $0.7 million, respectively. The net book value of buildings and land under capital lease contracts recorded as of December 31, 2014 and 2013 amounted to $1.1 million and $1.5 million, respectively.